Fair Value Measurements (Details) - Schedule of significant unobservable inputs used in the modified Black-Scholes model - Chardan Healthcare Acquisition 2 Corp. [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock price (in Dollars per share)	$ 9.96	$ 10.20
Strike price (in Dollars per share)	$ 11.50	$ 11.50
Probability of completing a Business Combination	100.00%	88.00%
Dividend yield
Term (in years)	3 years 9 months 18 days	4 years 3 months 18 days
Volatility	19.80%	20.60%
Risk-free rate	0.63%	0.29%
Fair value of warrants (in Dollars per share)	$ 1.07	$ 1.15